united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30/18

Date of reporting period: 09/30/2018

Item 1. Schedule of Investments.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value

	MUTUAL FUNDS - 12.0%
36,114	AllianzGI Structed Return Fund - Institutional Class	$589,382
20,393	JPMorgan Hedged Equity Fund - Institutional Class	410,709
	TOTAL MUTUAL FUNDS (Cost - $975,443)	1,000,091

	EXCHANGE TRADED FUNDS - 87.3%
	DEBT FUND - 59.7%
14,393	iShares Short-Term Corporate Bond ETF	745,989
36,938	SPDR Doubleline Total Return Tactical ETF	1,745,321
11,576	VanEck Vectors Fallen Angel High Yield Bond ETF	336,630
155	VanEck Vectors J.P. Morgan EM Local Currency Bond	2,551
18,567	Vanguard Intermediate-Term Bond ETF	1,494,272
8,479	Vanguard Short-Term Bond ETF	661,616
		4,986,379
	EQUITY FUND - 27.6%
2,928	iShares Core MSCI Emerging Markets ETF	151,612
4,467	JPMorgan Diversified Return International Equity	260,783
71	Schwab International Small-Cap Equity ETF	2,532
9,285	Schwab U.S. Large-Cap Growth ETF	761,556
10,408	Schwab U.S. Large-Cap Value ETF	583,681
2,227	Schwab US Small-Cap ETF	169,630
1,351	Vanguard Mid-Cap Growth ETF	192,518
1,577	Vanguard Mid-Cap Value ETF	178,311
		2,300,623
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,193,107)	7,287,002

	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND
62,010	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.93% +	62,010
	(Cost - $62,010)

	TOTAL INVESTMENTS - 100.0% (Cost - $8,230,560)	$8,349,103
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(3,059)
	TOTAL NET ASSETS - 100.0%	$8,346,044

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2018.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value

	MUTUAL FUNDS - 11.9%
104,603	AllianzGI Structured Return Fund - Institutional Class	$1,707,114
85,423	JPMorgan Hedged Equity Fund - Institutional Class	1,720,418
	TOTAL MUTUAL FUNDS (Cost - $3,307,506)	3,427,532

	EXCHANGE TRADED FUNDS - 87.2%
	DEBT FUND - 43.8%
15,688	iShares Short-Term Corporate Bond ETF	813,109
91,794	SPDR Doubleline Total Return Tactical ETF	4,337,267
36,866	VanEck Vectors Fallen Angel High Yield Bond ETF	1,072,063
1,877	VanEck Vectors J.P. Morgan EM Local Currency Bond	30,895
39,552	Vanguard Intermediate-Term Bond ETF	3,183,145
40,352	Vanguard Short-Term Bond ETF	3,148,667
		12,585,146
	EQUITY FUND - 43.4%
12,321	iShares Core MSCI Emerging Markets ETF	637,981
19,008	JPMorgan Diversified Return International Equity	1,109,687
49,206	Schwab U.S. Large-Cap Growth ETF	4,035,876
60,925	Schwab U.S. Large-Cap Value ETF	3,416,674
15,289	Schwab US Small-Cap ETF	1,164,563
568	Schwab International Small-Cap Equity ETF	20,255
7,619	Vanguard Mid-Cap Growth ETF	861,480
8,759	Vanguard Mid-Cap Value ETF	1,248,158
		12,494,674
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $24,003,943)	25,079,820

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND
325,698	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.93% +	325,698
	(Cost - $325,698)

	TOTAL INVESTMENTS - 100.2% (Cost - $27,637,147)	$28,833,050
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(61,451)
	TOTAL NET ASSETS - 100.0%	$28,771,599

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2018.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value

	MUTUAL FUNDS - 10.1%
164,015	AllianzGI Structured Return Fund - Institutional Class	$2,676,731
303,920	JPMorgan Hedged Equity Fund - Institutional Class	6,120,941
	TOTAL MUTUAL FUNDS (Cost - $8,424,749)	8,797,672

	EXCHANGE TRADED FUNDS - 89.0%
	DEBT FUND - 24.2%
142,607	SPDR Doubleline Total Return Tactical ETF	6,738,181
112,041	VanEck Vectors Fallen Angel High Yield Bond ETF	3,258,152
2,496	VanEck Vectors J.P. Morgan EM Local Currency Bond	41,084
73,169	Vanguard Intermediate-Term Bond ETF	5,888,641
66,907	Vanguard Short-Term Bond ETF	5220753
		21,146,811
	EQUITY FUND - 64.8%
41,684	iShares Core MSCI Emerging Markets ETF	2,158,398
81,640	JPMorgan Diversified Return International Equity	4,766,143
1,884	Schwab International Small-Cap Equity ETF	67,183
213,857	Schwab U.S. Large-Cap Growth ETF	17,540,551
262,709	Schwab U.S. Large-Cap Value ETF	14,732,721
57,491	Schwab US Small-Cap ETF	4,379,090
48,573	Vanguard Mid-Cap Growth ETF	6,921,653
53,282	Vanguard Mid-Cap Value ETF	6,024,596
		56,590,335
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $72,691,606)	77,737,146

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND
825,332	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.93% +	825,332
	(Cost - $825,332)

	TOTAL INVESTMENTS - 100.0% (Cost - $81,941,687)	$87,360,150
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(14,532)
	TOTAL NET ASSETS - 100.0%	$87,345,618

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2018.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value

	MUTUAL FUNDS - 9.7%
74,860	AllianzGI Structured Return Fund - Institutional Class	$1,221,722
152,305	JPMorgan Hedged Equity Fund - Institutional Class	3,067,432
	TOTAL MUTUAL FUNDS - (Cost - $4,137,464)	4,289,154

	EXCHANGE TRADED FUNDS - 89.2%
	DEBT FUND - 10.1%
42,617	SPDR Doubleline Total Return Tactical ETF	2,013,653
54,677	VanEck Vectors Fallen Angel High Yield Bond ETF	1,590,007
10,279	Vanguard Intermediate-Term Corporate Bond ETF	827,254
		4,430,914
	EQUITY FUND - 79.1%
34,628	iShares Core MSCI Emerging Markets ETF	1,793,038
47,919	JPMorgan Diversified Return International Equity	2,797,511
2,319	Schwab International Small-Cap Equity ETF	82,695
123,894	Schwab U.S. Large-Cap Growth ETF	10,161,786
155,635	Schwab U.S. Large-Cap Value ETF	8,728,011
40,268	Schwab US Small-Cap ETF	3,067,214
33,548	Vanguard Mid-Cap Growth ETF	4,780,590
30,494	Vanguard Mid-Cap Value ETF	3,447,957
		34,858,802
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $36,404,624)	39,289,716

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND
537,066	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.93% +	537,066
	(Cost - $537,066)

	TOTAL INVESTMENTS - 100.1% (Cost - $41,079,153)	$44,115,936
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(77,653)
	TOTAL NET ASSETS - 100.00%	$44,038,283

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2018.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Value

	MUTUAL FUNDS - 5.8%
23,011	AllianzGI Structured Return Fund - Institutional Class	$375,543
40,071	JPMorgan Hedged Equity Fund - Institutional Class	807,029
	TOTAL MUTUAL FUNDS - (Cost - $1,154,000)	1,182,572

	EXCHANGE TRADED FUNDS - 92.2%
	DEBT FUND - 2.7%
18,912	VanEck Vectors Fallen Angel High Yield Bond ETF	549,961

	EQUITY FUND - 89.5%
17,364	iShares Core MSCI Emerging Markets ETF	899,108
21,687	JPMorgan Diversified Return International Equity	1,266,087
1,519	Schwab International Small-Cap Equity ETF	54,168
64,836	Schwab U.S. Large-Cap Growth ETF	5,317,849
75,611	Schwab U.S. Large-Cap Value ETF	4,240,265
23,991	Schwab US Small-Cap ETF	1,827,395
18,354	Vanguard Mid-Cap Growth ETF	2,615,445
17,583	Vanguard Mid-Cap Value ETF	1,988,110
		18,208,426
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $17,461,519)	18,758,387

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND
390,992	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.93% +	390,992
	(Cost - $390,992)

	TOTAL INVESTMENTS - 99.9% (Cost - $19,006,511)	$20,331,951
	OTHER ASSETS LESS LIABILITES - 0.07%	14,364
	TOTAL NET ASSETS - 100.00%	$20,346,315

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2018.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;

(v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,000,091	$-	$-	$1,000,091
Exchange Traded Fund	7,287,002	-	-	7,287,002
Short-Term Investment	62,010	-	-	62,010
Total	$8,349,103	$-	$-	$8,349,103

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,427,532	$-	$-	$3,427,532
Exchange Traded Funds	25,079,820	-	-	25,079,820
Short-Term Investment	325,698	-	-	325,698
Total	$28,833,050	$-	$-	$28,833,050

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,797,672	$-	$-	$8,797,672
Exchange Traded Fund	77,737,146	-	-	77,737,146
Short-Term Investment	825,332	-	-	825,332
Total	$87,360,150	$-	$-	$87,360,150

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,289,154	$-	$-	$4,289,154
Exchange Traded Fund	39,289,716	-	-	39,289,716
Short-Term Investment	537,066	-	-	537,066
Total	$44,115,936	$-	$-	$44,115,936

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,182,572	$-	$-	$1,182,572
Exchange Traded Fund	18,758,387	-	-	18,758,387
Short-Term Investment	390,992	-	-	390,992
Total	$20,331,951	$-	$-	$20,331,951

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period. The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Aggregate cost for federal tax purposes along with gross unrealized appreciation and depreciation is as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Ladenburg Income Fund	$8,231,046	$240,188	$(122,131)	$118,057
Ladenburg Income & Growth Fund	27,637,177	1,465,349	(269,476)	1,195,873
Ladenburg Growth & Income Fund	81,941,690	5,895,832	(477,372)	5,418,460
Ladenburg Growth Fund	41,079,153	3,171,488	(134,705)	3,036,783
Ladenburg Aggressive Growth Fund	19,006,517	1,371,517	(46,083)	1,325,434

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/29/2018

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/29/2018